RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Short term incentives	$ 1,763,000	$ 1,532,000
Share based payments	1,750,000	1,859,000
Total Key Management compensation	3,513,000	3,391,000
Accrued short term	783,000	773,000
Directors
Disclosure of transactions between related parties [line items]
Short term incentives	183,000	171,000
Consulting fees
Disclosure of transactions between related parties [line items]
Short term incentives	$ 1,580,000	$ 1,361,000